GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
GEOGRAPHIC INFORMATION
Schedule of total revenues

The following presents total revenues for the years ended December 31, 2022, 2021 and 2020 and long-lived assets as of December 31, 2022, 2021 and 2020.

	Year Ended and as of December 31,
	2022		2021		2020
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$139,583	$3,588	$115,806	$977	$103,190	$4,310
Europe	87,679	328	88,746	662	75,490	403
Eastern Asia	42,108	901	38,988	706	36,083	768
Israel	5,723	14,231	5,380	20,876	6,011	25,111

	$275,093	$19,048	$248,920	$23,221	$220,774	$30,592